Financial Instruments / Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Carrying Amounts of Financial Assets and Liabilities	The following table shows the carrying amounts of financial assets and liabilities:

in CHF thousands
Financial assets	As of December 31, 2024	As of December 31, 2023
Financial assets - non-current	141	45
Other current assets, excluding prepaids	148	328
Accrued income	629	876
Short-term financial assets	70,955	53,324
Cash and cash equivalents	27,708	38,327
Total	99,581	92,900

in CHF thousands
Financial liabilities	As of December 31, 2024	As of December 31, 2023
Trade payables	5,871	7,596
Accrued expenses and other payables	18,198	5,948
Lease liabilities	1,180	605
Warrant liabilities	19,851	5,370
Total	45,100	19,519

Schedule of Net Debt of Liabilities

Below is the net debt table of liabilities from financing activities:

in CHF thousands	Preferred shares	Leasing	Warrant liabilities	Total
Net debt as of December 31, 2022	(122,449)	(633)	-	(123,082)
Cashflows	-	200	-	200
Interest calculated on Series B & C shares	(1,266)	-	-	(1,266)
Issuance of warrants	-	-	(2,136)	(2,136)
Fair value (gain)/loss on warrant liability	-	-	(3,431)	(3,431)
Exercise of public and private warrants	-	-	197	197
Addition of US lease	-	(118)	-	(118)
Interest calculated on leases	-	(42)	-	(42)
Indexation for the period	-	(47)	-	(47)
FX revaluation	(1,087)	35	-	(1,052)
Conversion of Legacy Oculis preferred shares into Oculis ordinary shares	124,802	-	-	124,802
Net debt as of December 31, 2023	-	(605)	(5,370)	(5,975)
Cashflows	-	321	-	321
Issuance of warrants	-	-	(294)	(294)
Fair value (gain)/loss on warrant liability	-	-	(15,531)	(15,531)
Exercise of public and private warrants	-	-	1,344	1,344
Addition of Swiss lease	-	(792)	-	(792)
Interest calculated on leases	-	(47)	-	(47)
Indexation for the period	-	(25)	-	(25)
FX revaluation	-	(32)	-	(32)
Net debt as of December 31, 2024	-	(1,180)	(19,851)	(21,031)

Schedule of Sensitivity Changes in Exchange Rate

The following table demonstrates the impact of a possible change in USD and EUR against CHF in regard to monetary assets and liabilities denominated in local functional currencies, as well as the impact of foreign currency risk on the Company's consolidated net loss:

in CHF thousands	As of December 31, 2024	For the year ended December 31, 2024	As of December 31, 2023	For the year ended December 31, 2023
Change in rate	Net exposure	Impact on loss	Net exposure	Impact on loss
+5.0% USD	10,272	(514)	21,667	1,083
-5.0% USD	10,272	514	21,667	(1,083)
+5.0% EUR	5,409	270	4,049	202
-5.0% EUR	5,409	(270)	4,049	(202)

Schedule of Financial Instruments

All of the Company’s financial instruments, except for the long-term portion of lease liabilities, are due within one year.

in CHF thousands	As of December 31, 2024	Less than one year	Over one year	As of December 31, 2023	Less than one year	Over one year
Trade payables	5,871	5,871	-	7,596	7,596
Accrued expenses and other payables	18,198	18,198	-	5,948	5,948	-
Lease liability	1,270	353	917	681	210	471
Total	25,339	24,422	917	14,225	13,754	471